LEASES (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 27, 2018	Jun. 28, 2017	Jun. 29, 2016
Capital Leased Assets [Line Items]
Capital Leases, Income Statement, Amortization Expense	$ 5.6	$ 1.9	$ 2.0
Minimum lease renewal term at Company's option, years	2 years
Maximum lease renewal term at Company's option, years	34 years
Building [Member]
Capital Leased Assets [Line Items]
Capital Leased Assets, Gross	$ 38.8	38.8
Capital lease accumulated amortization	27.8	26.0
Equipment [Member]
Capital Leased Assets [Line Items]
Capital Leased Assets, Gross	20.3	12.4
Capital lease accumulated amortization	$ 5.1	$ 0.7